Related Party Transactions	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

From time to time, our officers and directors advance funds to us for working capital and receive repayments of such funds. As of June 30, 2011 and December 31, 2010, respectively, the total amount due to related parties was $71,795 and $71,924. These amounts amounts are unsecured, bear no interest and are due on demand.